EMPLOYEE BENEFIT PLANS - Funded status of the plans (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
EMPLOYEE BENEFIT PLANS
Number of legal entities | entity					3
Amounts recognized in balance sheet:
Noncurrent asset								$ 4	$ 2
Components of net periodic benefit cost
Amortization of actuarial loss	$ 5	$ 3	$ 13	$ 8
Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Projected benefit obligation			1,053	1,037	$ 1,053	$ 1,144	$ 1,144	1,053	1,037
Fair value of plan assets			790	805	790	866	866	790	805
Change in benefit obligation
Benefit obligation at beginning of year			1,053	1,037	1,037	1,144
Service cost					4	6	3
Interest cost					31	35	36
Actuarial (gain) loss					184	(31)
Acquisitions/disposals					1	6
Gross benefits paid					(48)	(50)
Plan amendments						4
Exchange rates					(156)	(75)
Curtailments						(4)
Special termination benefits						2
Benefit obligation at end of year					1,053	1,037	1,144
Change in plan assets
Fair value of plan assets at beginning of year			790	805	805	866
Actual return on plan assets					147	2
Employer contributions					22	37
Exchange rates					(136)	(50)
Fair value of plan assets at end of year					790	805	866
Funded status
Fair value of plan assets			790	805	790	866	866	790	805
Benefit obligation			(1,053)	(1,037)	(1,053)	(1,144)	(1,144)	(1,053)	(1,037)
Accrued benefit cost								(263)	(232)
Amounts recognized in balance sheet:
Noncurrent asset								4	2
Current liability								(1)	(1)
Noncurrent liability								(266)	(233)
Total								(263)	(232)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)								335	268
Prior service cost (credit)								8	9
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total								343	277
Amounts in accumulated other comprehensive (loss) income that are expected to be recognized as components of net periodic benefit cost
Actuarial Loss								15
Prior service credit								1
Total								16
Components of net periodic benefit cost
Service cost					4	6	3
Interest cost					31	35	36
Expected return on plan assets					(39)	(51)	(44)
Amortization of actuarial loss					10	9	11
Amortization of prior service credit					1	1	1
Special termination benefits						2
Net periodic benefit cost					7	2	7
U.S. Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Projected benefit obligation			15	14	$ 15	$ 14		15	14
Percentage of US portion of projected benefit obligation					1.00%	1.00%
Fair value of plan assets			11	10	$ 11	$ 10		11	10
Percentage of US portion of fair value of plan assets					1.00%	1.00%
Change in benefit obligation
Benefit obligation at beginning of year			15	14	$ 14
Benefit obligation at end of year					15	$ 14
Change in plan assets
Fair value of plan assets at beginning of year			11	10	10
Fair value of plan assets at end of year					11	10
Funded status
Fair value of plan assets			11	10	11	10		11	10
Benefit obligation			(15)	(14)	(15)	(14)		(15)	(14)
Other Postretirement Benefits Plan
EMPLOYEE BENEFIT PLANS
Projected benefit obligation			3	5	3	8	8	3	5
Change in benefit obligation
Benefit obligation at beginning of year			3	5	5	8
Interest cost					1
Gross benefits paid					(1)
Plan amendments					(2)	(2)
Exchange rates						(1)
Benefit obligation at end of year					3	5	8
Change in plan assets
Employer contributions					1
Funded status
Benefit obligation			$ (3)	$ (5)	(3)	$ (8)	$ (8)	(3)	(5)
Accrued benefit cost								(3)	(5)
Amounts recognized in balance sheet:
Noncurrent liability								(3)	(5)
Total								(3)	(5)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)								(3)	(3)
Prior service cost (credit)								(3)	(1)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total								(6)	$ (4)
Amounts in accumulated other comprehensive (loss) income that are expected to be recognized as components of net periodic benefit cost
Actuarial Loss								1
Prior service credit								(3)
Total								$ (2)
Components of net periodic benefit cost
Interest cost					$ 1